Discontinued Operations	12 Months Ended
Dec. 31, 2012
Discontinued Operations and Disposal Groups [Abstract]
Discontinued Operations
Discontinued Operations
The operations of the Company's U.K. variable annuity business meet the criteria for reporting as discontinued operations in accordance with the announced sale of HLIL. For further information regarding the sale of HLIL, see Note 2 - Business Dispositions.
On December 10, 2012, HLA received regulatory approval to reorganize its Mutual Funds business for the purpose of streamlining the business by consolidating the entities that provide services to the Mutual Funds business under a subsidiary of HLI, thereby separating its Mutual Funds business from its insurance business. Following the reorganization, the Company will no longer have any significant continuing involvement in HLI's Mutual Funds business. For further discussion of the reorganization of the Mutual Funds business, see Note 1 - Basis of Presentation and Significant Accounting Policies and Note 7 - Goodwill of Notes to Consolidated Financial Statements.
During the fourth quarter of 2010, the Company completed the sales of its indirect wholly-owned subsidiaries Hartford Investments Canada Corporation (“HICC”) and Hartford Advantage Investment, Ltd. (“HAIL”). The Company recognized a net realized capital gain of $41, after-tax, on the sale of HICC and a net realized capital loss of $4, after-tax, on the sale of HAIL.
The Company does not expect these transactions to have a material impact on the Company’s future earnings. The results of operations reflected as discontinued operations in the Consolidated Statements of Operations, consisting of amounts related to the Mutual Funds business, HLIL, HICC and HAIL, are as follows:

	For the years ended December 31,
	2012	2011	2010
Revenues
Fee income and other	$563	$609	$665
Net investment income
Securities available-for-sale and other	10	8	9
Equity securities, trading	201	(14)	238
Total net investment income (loss)	211	(6)	247
Net realized capital gains (loss)	68	78	(31)
Total revenues	842	681	881
Benefits, losses and expenses
Benefits, losses and loss adjustment expenses	—	(1)	7
Benefits, losses and loss adjustment expenses - returns credited on international variable annuity	201	(14)	238
Insurance operating costs and other expenses	410	541	426
Amortization of DAC	35	47	68
Goodwill impairment	149	—	—
Total benefits, losses and expenses	795	573	739
Income before income taxes	47	108	142
Income tax expense (benefit)	(14)	50	47
Income from operations of discontinued operations, net of tax	61	58	95
Net realized capital gain on disposal, net of tax	—	—	37
Income from discontinued operations, net of tax	$61	$58	$132